Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable	$ 2,407	$ 281
Accrued research and development costs	1,344	34
Accrued employee benefits	607	130
Payroll tax and other statutory liabilities	25
Other accrued liabilities	347	567
Payables and accrued liabilities	$ 4,730	$ 1,012